Net finance costs	12 Months Ended
Dec. 31, 2022
Net finance costs
Net finance costs

8. Net finance costs

Net finance costs comprise finance expense and finance income. Finance income includes income on cash and cash equivalents and income on other financial assets. Finance expense includes interest costs in relation to financial liabilities including interest on bonds and lease liabilities, which represents the unwind of the discount rate applied to lease liabilities. Borrowing costs are recognised based on the effective interest method.

Net finance costs

	2022 £m	2021 £m	2020 £m
Interest income on financial assets at amortised cost:
Other receivables	38	10	12
Cash and cash equivalents	18	3	2
Financial assets measured at fair value through profit or loss	(5)	4	4
Net gains and losses arising from:
Financial instruments mandatorily measured at fair value through profit or loss	208	(35)	(27)
Retranslation of loans and bonds	(208)	35	29
Total	51	17	20

	2022 £m	2021 £m	2020 £m
Interest expense arising on:
Financial liabilities at amortised cost	(274)	(7)	(8)
Derivatives at fair value through profit or loss	6	(5)	(7)
Reclassification of hedges from other comprehensive income	18	–	–
Finance expense arising on lease liabilities	(4)	(4)	(7)
Other finance expense	(4)	(3)	(5)
Total	(258)	(19)	(27)